SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment are provided using the straight-line method over the estimated useful lives of the assets as follows:

Useful life
Servers and network equipment	10 years
Office equipment	3-5 years